Subsequent Events (Details) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2025	Apr. 24, 2025	Apr. 15, 2025	Apr. 14, 2025	Apr. 03, 2025	Mar. 07, 2025	Feb. 13, 2025	Jan. 07, 2025
Related party | Unsecured promissory note
Subsequent Events
Additional advances		$ 4.3			$ 4.3	$ 4.3	$ 4.3	$ 4.3
Subsequent Events
Subsequent Events
Additional advances	$ 0.2
Subsequent Events | Prophase April 2025 Loan
Subsequent Events
Loans converted into funds	3.4
Subsequent Events | Prophase | Prophase April 2025 Loan
Subsequent Events
Face amount of debt	$ 3.6
Debt interest rate	6.00%
Subsequent Events | Related party | Prophase | Prophase April 2025 Loan
Subsequent Events
Face amount of debt			$ 3.6	$ 3.6	$ 3.6
Debt interest rate			6.00%	6.00%	6.00%